Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 05, 2025